Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning		¥ 225,641		¥ 260,049	¥ 386,451
Capital injection from non-controlling interest shareholders		765		6,160	1,370
Disposal of a subsidiary to an entity under common control		2,181
Exemption for future capital injection		(3,607)
Income/(loss) attributable to non-controlling interests		8,311	$ 1,145	5,803	(112,998)
Foreign currency translation		(54)		83	(109)
Acquisition of subsidiaries					18,012
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]	(19,886)		(18,981)	(14,980)
Distribution of dividends to non-controlling interest shareholders		(58,304)		(27,473)	(17,697)
Balance ending		155,047		225,641	260,049
Can-achieve [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning		107,615		107,883	121,870
Capital injection from non-controlling interest shareholders		5
Disposal of a subsidiary to an entity under common control
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests		915		(351)	277
Foreign currency translation		(54)		83	66
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]
Distribution of dividends to non-controlling interest shareholders		(26,177)			(14,330)
Balance ending		82,304		107,615	107,883
Xinqiao Group [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning					34,039
Capital injection from non-controlling interest shareholders
Disposal of a subsidiary to an entity under common control
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests					(34,039)
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]
Distribution of dividends to non-controlling interest shareholders
Balance ending
Chengdu Yinzhe [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning		37,521		59,532	74,435
Capital injection from non-controlling interest shareholders
Disposal of a subsidiary to an entity under common control
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests		2,213		2,694	77
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]	(12,895)		(12,183)	(14,980)
Distribution of dividends to non-controlling interest shareholders		(9,721)		(12,522)
Balance ending		17,118		37,521	59,532
Wuhan Sannew [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning					72,994
Capital injection from non-controlling interest shareholders
Disposal of a subsidiary to an entity under common control
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests					(72,994)
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]
Distribution of dividends to non-controlling interest shareholders
Balance ending
Hangzhou Impression [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning		23,901		25,169	27,138
Capital injection from non-controlling interest shareholders
Disposal of a subsidiary to an entity under common control
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests		384		183	(916)
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]
Distribution of dividends to non-controlling interest shareholders		(1,926)		(1,451)	(1,053)
Balance ending		22,359		23,901	25,169
Linstitute [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning		33,286		34,989	28,573
Capital injection from non-controlling interest shareholders
Disposal of a subsidiary to an entity under common control
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests		10,104		7,099	8,730
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]	(6,991)
Distribution of dividends to non-controlling interest shareholders		(15,475)		(8,802)	(2,314)
Balance ending		20,924		33,286	34,989
Other Noncontrolling Interests [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance beginning		23,318		32,476	27,402
Capital injection from non-controlling interest shareholders		760		6,160	1,370
Disposal of a subsidiary to an entity under common control		2,181
Exemption for future capital injection		(3,607)
Income/(loss) attributable to non-controlling interests		(5,305)		(3,822)	(14,133)
Foreign currency translation					(175)
Acquisition of subsidiaries					18,012
Acquisition of additional interest in a subsidiary of non-controlling interests*	[1]			(6,798)
Distribution of dividends to non-controlling interest shareholders		(5,005)		(4,698)
Balance ending		¥ 12,342		¥ 23,318	¥ 32,476

[1]

During the year ended August 31, 2021, the Company acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 16,670. The net carrying amount of the acquired non-controlling interests was RMB 14,980 and the difference of RMB 1,690 was charged to additional paid in capital of the Company accordingly. During the year ended August 31, 2022, the Company further acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,708. The net carrying amount of the acquired non-controlling interests was RMB 12,183 and the difference of RMB 525 was charged to additional paid in capital of the Company accordingly. During the year ended August 31, 2023, the Company further acquired additional 5% of equity interest in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,741. The net carrying amount of the acquired non-controlling interests was RMB 12,895 and the difference of RMB (154) was charged to additional paid in capital of the Company accordingly. As of August 31, 2023, the equity interest of the Company in Chengdu Yinzhe is 90%.